Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2013